Loans and borrowings	12 Months Ended
Dec. 31, 2022
Loans and borrowings.
Loans and borrowings

22.  Loans and borrowings

Loans and borrowings of the Group are presented in the table below.

	December 31,	December 31,
	2022	2021
Long-term loans and borrowings:
Bank loan	3,010,642	3,362,762
Non-convertible bonds	–	3,973,079
Other loan - principal	–	2,972
Other loan - interest	–	63
Total	3,010,642	7,338,876
Current loans and borrowings:
Bank loan – current portion	469,314	585,316
Bank loan - interest	88,594	99,981
Non-convertible bonds	3,999,882	12,723
Other loan – principal	3,517	743
Other loan – interest	197	15
Total	4,561,504	698,778

(a)   Bank loan

The bank loan of RUB 5 billion was obtained by the Group in May 2016 from a major state-owned bank PJSC ‘VTB Bank’ to finance the acquisition of 100% ownership interest in HeadHunter from Mail.Ru Group Limited (LSE: MAIL). On October 5, 2017 the Group entered into a supplemental agreement which increased the amount of the bank loan facility from RUB 5 billion to RUB 7 billion and distributed RUB 2 billion to shareholders.

In August 2020 the Group has signed an amended loan agreement with the PJSC ‘VTB Bank’, which extended the loan maturity from October 2022 to June 2025 and relaxed performance covenants related to revenue and cash receipts until the middle of 2021.

Change in the loan terms was assessed as modification not resulting in derecognition of the loan, related gain of 5,617 is included in ‘Finance income’ in the consolidated statement of income and comprehensive income for the year ended December 31, 2020.

The major terms of the loan are as follows:

●	Interest rate: Central Bank of Russia Key Rate + 2%;
●	Ultimate maturity: June 2025;
●	Principal financial covenants: the ratio of net debt to EBITDA (as defined in the loan agreement), the ratio of EBITDA to interest expense (as defined in the loan agreement), the minimum amount of revenue, and the minimum amount of cash sales.

As at December 31, 2022 the Group was compliant with all financial and other covenants per the loan agreement.

The loan is collateralized with shares of Headhunter LLC (Russia) and Headhunter FSU Limited, the above-mentioned entities being key holding and operating entities of the Group.

The loan agreement includes various legal restrictions including change of control provisions, issuance of capital, restructuring, restrictions/consent on limits of shareholder distributions, and sale and purchase of assets.

The carrying amounts of the bank loan approximated its fair value at each reporting date.

(b)	Non-convertible bonds

In connection with the acquisition of 100% interest of Zarplata in December 2020, the Group issued interest-bearing non-convertible bonds on Moscow Exchange (MOEX) with nominal value of RUB 4 billion.

The Group incurred transaction costs of RUB 40 million representing bank commissions and other 3rd parties services in connection with the issue.

The major terms of the bonds are as follows:

●	Interest rate: 6.45%
●	Coupon period: 91 days
●	Call option: callable by the Group at end of each coupon period
●	Ultimate maturity: December 2023

The fair value of the bonds (Level 1) is 3,909,429 at the reporting date (as of December 31, 2021 - 3,812,723).

According to the terms of the bonds public irrevocable offer, the Group’s consolidated financial statements should be audited by Big 4 companies. Following geopolitical events, Big 4 companies exit Russia during 2022. As a result, the Group’s consolidated financial statements for the year ended December 31, 2022 is audited by JSC “Kept” (the former KPMG Russia).

(c)   Reconciliation of movements of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities and equity elements arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Liabilities					Equity

	Bank and			Payables to/	Put liability
	other loans			Receivables	to non-
	and		Dividends	from non-	controlling
	borrowings	Lease	payables to	controlling	participants	Treasury
	(Notes 22 (a),	liabilities	shareholders	interests	in subsidiary	shares (Note
	22(b))	(Note 24)	(Note 20(d))	(Note 20(d))	(Note 25)	20(f))	Total
Balance at January 1, 2022	8,037,654	197,045	—	—	85,146	(1,096,357)	7,223,488
Changes from financing cash flows
Acquisition of treasury shares	—	—	—	—	—	(329,642)	(329,642)
Bank loan repaid	(485,789)	—	—	—	—	—	(485,789)
Dividends paid	—	—	(3,213,927)	(92,408)	—	—	(3,306,335)
Repayment of lease liabilities	—	(114,365)	—	—	—	—	(114,365)
Payments of put liability to non-controlling participants in subsidiary	—	—	—	—	(157,577)	—	(157,577)
Total changes from financing cash flows	(485,789)	(114,365)	(3,213,927)	(92,408)	(157,577)	(329,642)	(4,393,708)
Other changes not relating to financing cash flows
Interest accrued	759,566	17,912	—	—	—	—	777,478
Interest paid	(739,088)	(17,400)	—	—	—	—	(756,488)
New leases, including modifications	—	73,565	—	—	—	—	73,565
Distributions to shareholders and non-controlling interest	—	—	3,149,557	90,607	—	—	3,240,164
Changes in put liability to non-controlling participants in subsidiary	—	—	—	—	97,668	—	97,668
Foreign exchange loss	—	757	64,370	—	—	—	65,127
Foreign currency translation differences	(197)	3,631	—	1,801	21,405	—	26,640
Total other changes	20,281	78,465	3,213,927	92,408	119,073	—	3,524,154
Balance at December 31, 2022	7,572,146	161,145	—	—	46,642	(1,425,999)	6,353,934

	Liabilities				Equity
				Payables to/
	Bank and			Receivables
	other loans			from non-
	and		Dividends	controlling
	borrowings	Lease	payables to	interests	Treasury
	(Notes 22(a),	liabilities	shareholders	(Note	shares (Note
	22(b))	(Note 24)	(Note 20(d))	20(d))	20(f))	Total
Balance at January 1, 2021	8,276,426	241,997	—	—	—	8,518,423
Changes from financing cash flows
Acquisition of treasury shares	—	—	—	—	(1,096,357)	(1,096,357)
Bank and other loans received	7,765	—	—	—	—	7,765
Bank loan repaid	(400,672)	—	—	—	—	(400,672)
Bank loans and other borrowings origination fees paid	(43,615)	—	—	—	—	(43,615)
Dividends paid	—	—	(2,073,893)	(106,978)	—	(2,180,871)
Repayment of lease liabilities	—	(90,166)	—	—	—	(90,166)
Cash paid for non-controlling interest	—	—	—	(155,177)	—	(155,177)
Total changes from financing cash flows	(436,522)	(90,166)	(2,073,893)	(262,155)	(1,096,357)	(3,959,093)
Other changes not relating to financing cash flows
Interest accrued	613,439	20,464	—	—	—	633,903
Interest paid	(485,512)	(20,464)	—	—	—	(505,976)
New leases, including modifications	—	45,260	—	—	—	45,260
Distributions to shareholders and non-controlling interest	—	—	2,047,690	109,932	—	2,157,622
Changes in payables related to transaction costs on bonds issue	39,012	—	—	—	—	39,012
Acquisition of loan with the subsidiary acquired	30,765	—	—	—	—	30,765
Acquisition of non-controlling interest	—	—	—	155,177	—	155,177
Foreign exchange gain	7	—	26,203	—	—	26,210
Foreign currency translation differences	39	(46)	—	(2,954)	—	(2,961)
Total other changes	197,750	45,214	2,073,893	262,155	—	2,579,012
Balance at December 31, 2021	8,037,654	197,045	—	—	(1,096,357)	7,138,342

	Bank and			Payables to/
	other loans			Receivables
	and		Dividends	from non-
	borrowings	Lease	payables to	controlling
	(Notes 22(a),	liabilities	shareholders	interests Note
	22(b))	(Note 24)	(Note 20(d))	20(d))	Total
Balance at January 1, 2020	5,129,055	290,618	—	—	5,419,673
Changes from financing cash flows
Bank and other loans received	4,616,478	—	—	—	4,616,478
Non-convertible bonds issued	4,000,000	—	—	—	4,000,000
Bank loan repaid	(5,397,895)	—	—	—	(5,397,895)
Dividends paid	—	—	(1,885,441)	(102,731)	(1,988,172)
Bank loan origination fees	(56,668)	—	—	—	(56,668)
Repayment of lease liabilities	—	(59,737)	—	—	(59,737)
Contribution from non-controlling interest received	—	—	—	44	44
Total changes from financing cash flows	3,161,915	(59,737)	(1,885,441)	(102,687)	1,114,050
Other changes not relating to financing cashflows
Interest accrued	364,313	26,334	—	—	390,647
Interest paid	(339,845)	(26,334)	—	—	(366,179)
New leases, including modifications	—	10,754	—	—	10,754
Distributions to shareholders and non-controlling interest	—	—	1,800,520	103,126	1,903,646
Transaction costs related to bond issue	(39,012)	—	—	—	(39,012)
Contribution from non-controlling interest	—	—	—	(44)	(44)
Foreign exchange gain	—	—	84,921	—	84,921
Foreign currency translation differences	—	362	—	(395)	(33)
Total other changes	(14,544)	11,116	1,885,441	102,687	1,984,700
Balance at December 31, 2020	8,276,426	241,997	—	—	8,518,423